Fair Value of Financial Assets and Liabilities	6 Months Ended
Sep. 30, 2024
Text Block1 [Abstract]
Fair Value of Financial Assets and Liabilities
18	FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES
Accounting policies and the valuation process of fair value measurement for the six months ended September 30, 2024 are consistent with those described in Note 44 “Fair Value of Financial Assets and Liabilities” of the Group’s consolidated financial statements for the fiscal year ended March 31, 2024.
Financial Assets and Liabilities Carried at Fair Value
Fair Value Hierarchy
The following tables present the carrying amounts of financial assets and liabilities carried at fair value based on the three levels of the fair value hierarchy at September 30, 2024 and March 31, 2024. The three levels of the fair value hierarchy are as follows:

•	quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date (Level 1);

•	inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly (Level 2); and

•	significant unobservable inputs for the asset or liability (Level 3).

	At September 30, 2024
	Level 1 (1)	Level 2 (1)	Level 3	Total

	(In millions)
Financial assets:
Trading assets:

Debt instruments	¥4,042,501	¥1,267,651	¥40,802	¥5,350,954
Equity instruments	553,441	7,379	—	560,820

Total trading assets	4,595,942	1,275,030	40,802	5,911,774

Derivative financial instruments:
Interest rate derivatives	45,295	5,101,975	878	5,148,148
Currency derivatives	—	3,325,897	930	3,326,827
Equity derivatives	31,908	76,420	14,043	122,371
Commodity derivatives	2,292	4,752	—	7,044
Credit derivatives	—	29,282	339	29,621

Total derivative financial instruments	79,495	8,538,326	16,190	8,634,011

Financial assets at fair value through profit or loss:
Debt instruments	453,875	924,590	784,167	2,162,632
Equity instruments	4,484	790	81,951	87,225

Total financial assets at fair value through profit or loss	458,359	925,380	866,118	2,249,857

Investment securities at fair value through other comprehensive income:
Japanese government bonds	9,302,657	—	—	9,302,657
U.S. Treasury and other U.S. government agency bonds	6,113,330	15,649	—	6,128,979
Other debt instruments	1,955,045	9,070,819	—	11,025,864

Total debt instruments	17,371,032	9,086,468	—	26,457,500

Equity instruments	4,516,939	243,102	542,273	5,302,314

Total investment securities at fair value through other comprehensive income	21,887,971	9,329,570	542,273	31,759,814

Total	¥27,021,767	¥20,068,306	¥1,465,383	¥48,555,456

Financial liabilities:
Trading liabilities:
Debt instruments	¥3,887,637	¥367,176	¥—	¥4,254,813
Equity instruments	461,057	2,186	—	463,243

Total trading liabilities	4,348,694	369,362	—	4,718,056

Derivative financial instruments:
Interest rate derivatives	49,360	5,656,768	3,081	5,709,209
Currency derivatives	—	3,688,620	2,029	3,690,649
Equity derivatives	62,433	1,675	5,824	69,932
Commodity derivatives	2,292	3,803	—	6,095
Credit derivatives	—	40,266	82	40,348

Total derivative financial instruments	114,085	9,391,132	11,016	9,516,233

	At September 30, 2024
	Level 1 (1)	Level 2 (1)	Level 3	Total

	(In millions)
Financial liabilities designated at fair value through profit or loss	—	411,512	134,155	545,667

Others (2)	—	(6,509)	(7,026)	(13,535)

Total	¥4,462,779	¥10,165,497	¥138,145	¥14,766,421

	At March 31, 2024
	Level 1 (1)	Level 2 (1)	Level 3	Total

	(In millions)

Financial assets:
Trading assets:

Debt instruments	¥4,576,535	¥1,097,627	¥—	¥5,674,162
Equity instruments	818,116	19,783	—	837,899

Total trading assets	5,394,651	1,117,410	—	6,512,061

Derivative financial instruments:
Interest rate derivatives	45,746	6,377,352	240	6,423,338
Currency derivatives	—	3,402,776	1,143	3,403,919
Equity derivatives	33,440	511	16,636	50,587
Commodity derivatives	1,905	6,843	—	8,748
Credit derivatives	—	22,271	409	22,680

Total derivative financial instruments	81,091	9,809,753	18,428	9,909,272

Financial assets at fair value through profit or loss:
Debt instruments	568,441	984,694	739,914	2,293,049
Equity instruments	3,610	240	79,230	83,080

Total financial assets at fair value through profit or loss	572,051	984,934	819,144	2,376,129

Investment securities at fair value through other comprehensive income:
Japanese government bonds	7,547,377	—	—	7,547,377
U.S. Treasury and other U.S. government agency bonds	6,062,125	—	—	6,062,125
Other debt instruments	1,898,075	8,508,607	—	10,406,682

Total debt instruments	15,507,577	8,508,607	—	24,016,184

Equity instruments	5,150,409	140,983	525,869	5,817,261

Total investment securities at fair value through other comprehensive income	20,657,986	8,649,590	525,869	29,833,445

Total	¥26,705,779	¥20,561,687	¥1,363,441	¥48,630,907

	At March 31, 2024
	Level 1 (1)	Level 2 (1)	Level 3	Total

	(In millions)
Financial liabilities:
Trading liabilities:
Debt instruments	¥4,318,789	¥267,966	¥—	¥4,586,755
Equity instruments	335,207	2,528	—	337,735

Total trading liabilities	4,653,996	270,494	—	4,924,490

Derivative financial instruments:
Interest rate derivatives	47,983	7,635,835	2,896	7,686,714
Currency derivatives	185	4,002,703	2,066	4,004,954
Equity derivatives	58,445	73,802	13,254	145,501
Commodity derivatives	1,734	5,810	—	7,544
Credit derivatives	—	32,665	95	32,760

Total derivative financial instruments	108,347	11,750,815	18,311	11,877,473

Financial liabilities designated at fair value through profit or loss	—	373,242	125,042	498,284

Others (2)	—	(4,257)	(5,227)	(9,484)

Total	¥4,762,343	¥12,390,294	¥138,126	¥17,290,763

(1)
Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. There were no significant transfers between Level 1 and Level 2 for the six months ended September 30, 2024 and for the fiscal year ended March 31, 2024.

(2)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract. The separated embedded derivatives are measured at fair value using the valuation techniques described in “Derivative financial instruments (including embedded derivatives)” in Note 44 “Fair Value of Financial Assets and Liabilities” of the Group’s consolidated financial statements for the fiscal year ended March 31, 2024.

The following tables present reconciliations from the beginning to the ending balances for financial assets and liabilities carried at fair value and categorized within Level 3 of the fair value hierarchy for the six months ended September 30, 2024 and 2023.

		Total gains (losses)									Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at September 30, 2024
	At April 1, 2024	Included in profit or loss	Included in other comprehensive income	Purchases	Sales	Issuances	Settlements (1)	Transfers into Level 3 (2)	Transfers out of Level 3 (2)	At September 30, 2024

	(In millions)
Trading assets:
Debt instruments	¥—	¥(78)	¥—	¥1,558	¥—	¥—	¥—	¥39,322	¥—	¥40,802	¥(78)

Total trading assets	—	(78)	—	1,558	—	—	—	39,322	—	40,802	(78)

Derivative financial instruments—net:
Interest rate derivatives—net	(2,656)	(700)	—	1,362	(209)	—	—	—	—	(2,203)	(186)
Currency derivatives—net	(923)	(176)	—	—	—	—	—	—	—	(1,099)	(104)
Equity derivatives—net	3,382	7,456	—	3,647	(6,266)	—	—	—	—	8,219	6,801
Credit derivatives—net	314	(57)	—	—	—	—	—	—	—	257	(46)

Total derivative financial instruments—net	117	6,523	—	5,009	(6,475)	—	—	—	—	5,174	6,465

Financial assets at fair value through profit or loss:
Debt instruments	739,914	(17,082)	(181)	128,723	(16,399)	—	(49,730)	—	(1,078)	784,167	(16,880)
Equity instruments	79,230	(1,054)	—	7,706	(2,574)	—	(997)	—	(360)	81,951	(2,553)

Total financial assets at fair value through profit or loss	819,144	(18,136)	(181)	136,429	(18,973)	—	(50,727)	—	(1,438)	866,118	(19,433)

Investment securities at fair value through other comprehensive income:
Equity instruments	525,869	—	17,222	3,708	(4,366)	—	(160)	—	—	542,273	—

Total investment securities at fair value through other comprehensive income	525,869	—	17,222	3,708	(4,366)	—	(160)	—	—	542,273	—

Financial liabilities designated at fair value through profit or loss	(125,042)	(285)	422	—	—	(22,150)	12,900	—	—	(134,155)	842

Others (3) —liabilities	5,227	3,281	—	—	—	—	—	—	(1,482)	7,026	1,403

Total	¥1,225,315	¥(8,695)	¥17,463	¥146,704	¥(29,814)	¥(22,150)	¥(37,987)	¥39,322	¥(2,920)	¥1,327,238	¥(10,801)

		Total gains (losses)									Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at September 30, 2023
	At April 1, 2023	Included in profit or loss	Included in other comprehensive income	Purchases	Sales	Issuances	Settlements (1)	Transfers into Level 3 (2)	Transfers out of Level 3 (2)	At September 30, 2023

	(In millions)
Derivative financial instruments—net:
Interest rate derivatives—net	¥(3,248)	¥(2,329)	¥—	¥1,541	¥—	¥—	¥—	¥—	¥—	¥(4,036)	¥(1,031)
Currency derivatives—net	(4,567)	663	—	74	(110)	—	—	—	—	(3,940)	580
Equity derivatives—net	13,825	(1,867)	—	2,123	(4,711)	—	—	—	—	9,370	2,067
Credit derivatives—net	150	149	—	—	—	—	—	—	—	299	148

Total derivative financial instruments—net	6,160	(3,384)	—	3,738	(4,821)	—	—	—	—	1,693	1,764

Financial assets at fair value through profit or loss:
Debt instruments	650,467	32,792	305	54,432	(38,883)	—	(29,456)	—	(3,532)	666,125	32,586
Equity instruments	85,201	(892)	—	5,770	(792)	—	(4,315)	—	(757)	84,215	(1,473)

Total financial assets at fair value through profit or loss	735,668	31,900	305	60,202	(39,675)	—	(33,771)	—	(4,289)	750,340	31,113

Investment securities at fair value through other comprehensive income:
Equity instruments	464,821	—	37,478	806	(2,120)	—	(117)	—	(383)	500,485	—

Total investment securities at fair value through other comprehensive income	464,821	—	37,478	806	(2,120)	—	(117)	—	(383)	500,485	—

Financial liabilities designated at fair value through profit or loss	(185,020)	(10,861)	(957)	—	—	(14,957)	75,845	—	—	(135,950)	516

Others (3) —liabilities	7,852	5,049	—	—	—	—	—	—	(342)	12,559	5,017

Total	¥1,029,481	¥22,704	¥36,826	¥64,746	¥(46,616)	¥(14,957)	¥41,957	¥—	¥(5,014)	¥1,129,127	¥38,410

(1)	Settlements for equity instruments include redemption of preferred stocks and receipt of cash distributions which represent a return of investment.
(2)
Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. For the six months ended September 30, 2024, transfers into Level 3 amounted to ¥39,322 million. This transfers into Level 3 was due to an increase in
significance of unobservable inputs of certain trading assets. For the six months ended September 30, 2024 and 2023, transfers out of Level 3 amounted to ¥2,920 million and ¥5,014 million, respectively. Th
e
se transfers out of Level 3 were primarily due to a decrease in
significance of unobservable inputs of certain financial assets at fair value through profit or loss, including certain investment funds.

(3)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

The following table presents total gains or losses included in profit or loss for the Level 3 financial assets and liabilities, and changes in unrealized gains or losses included in profit or loss related to those financial assets and liabilities held at September 30, 2024 and 2023 by line item of the consolidated income statements.

	Total gains (losses) included in profit or loss for the six months ended September 30,		Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at September 30,
	2024	2023	2024	2023

	(In millions)
Net interest income	¥1,479	¥559	¥357	¥525
Net trading income	8,247	1,106	7,433	6,256
Net income (loss) from financial assets and liabilities at fair value through profit or loss	(18,421)	21,039	(18,591)	31,629

Total	¥(8,695)	¥22,704	¥(10,801)	¥38,410

The aggregate deferred day one profit yet to be recognized in profit or loss at the beginning and end of the six months ended September 30, 2024 and 2023, and reconciliation of changes in the balances were as follows:

	For the six months ended September 30,
	2024	2023

	(In millions)
Balance at beginning of period	¥12,173	¥22,276
Increase due to new trades	3,791	1,861
Reduction due to redemption, sales or passage of time	(3,814)	(10,649)

Balance at end of period	¥12,150	¥13,488

The Group has entered into transactions where the fair value is determined using valuation techniques for which not all inputs are observable in the market. The difference between the transaction price and the fair value that would be determined at initial recognition using a valuation technique is referred to as “day one profit and loss,” which is not recognized immediately in the consolidated income statements. The table above shows the day one profit and loss balances, all of which are derived from derivative financial instruments, financial assets at fair value through profit or loss and financial liabilities designated at fair value through profit or loss. The release to profit or loss results from the realization due to redemption or sales, and the amortization of the deferred day one profit and loss with the passage of time over the life of the instruments.
Valuation Techniques
Valuation techniques are consistent with those described in Note 44 “Fair Value of Financial Assets and Liabilities” of the Group’s consolidated financial statements for the fiscal year ended March 31, 2024.

Significant Unobservable Inputs
The following tables present quantitative information about significant unobservable inputs used in the fair value measurement for Level 3 financial assets and liabilities at September 30, 2024 and March 31, 2024. Qualitative information about significant unobservable inputs is consistent with those described in Note 44 “Fair Value of Financial Assets and Liabilities” of the Group’s consolidated financial statements for the fiscal year ended March 31, 2024.

At September 30, 2024
	Assets	Liabilities	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)
(In millions)

Trading assets:
Debt instruments	¥40,802	¥—	DCF model	Discount margin	9%
Derivative financial instruments:
Interest rate derivatives	878	3,081	Option model	Interest rate to interest rate correlation	30%-99%
				Quanto correlation	2%- 52%
				Interest rate volatility	3%-17%
				Foreign exchange volatility	12%
Currency derivatives	930	2,029	Option model	Interest rate to interest rate correlation	28%- 99%
				Quanto correlation	6%- 48%
				Foreign exchange volatility	10%- 15%
Equity derivatives	14,043	5,824	Option model	Equity to equity correlation	56%- 72%
				Quanto correlation	4%- 11%
				Equity volatility	2%- 79%
Credit derivatives	339	82	Credit Default model	Quanto correlation	18%- 30%
Financial assets at fair value through profit or loss:
Debt instruments	784,167	—	Option model	Foreign exchange volatility	14%- 42%
			DCF model	Probability of default rate	0%- 28%
				Loss given default rate	20%- 100%
				Discount margin	6%- 9%
			Net asset value (2)	—	—
Equity instruments	81,951	—	Market multiples	Price/Book value multiple	0.9 x
				Liquidity discount	20%
			DCF model	Probability of default rate	0%- 1%
				Loss given default rate	40%
			See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	542,273	—	Market multiples	Price/Book value multiple	0.3 x- 3.0 x
				Liquidity discount	20%
			See note (3) below	—	—
Financial liabilities designated at fair value through profit or loss	—	134,155	Option model	Equity to equity correlation	47%- 73%
				Interest rate to interest rate correlation	28%- 29%
				Quanto correlation	(2%) - 48%
				Equity volatility	22%- 51%
			Credit Default model	Quanto correlation	18%- 30%
Others (4)	—	(7,026)	Option model	Interest rate to interest rate correlation	28%- 99%
				Quanto correlation	2%- 52%
				Equity volatility	31%- 33%
				Foreign exchange volatility	10%- 42%
			Credit Default model	Quanto correlation	18%-30%

At March 31, 2024
	Assets	Liabilities	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)
(In millions)
Derivative financial instruments:
Interest rate derivatives	¥240	¥2,896	Option model	Interest rate to interest rate correlation	31%- 99%
				Quanto correlation	( 8%)- 49%
				Foreign exchange volatility	12%
Currency derivatives	1,143	2,066	Option model	Interest rate to interest rate correlation	26%- 99%
				Quanto correlation	4%- 49%
				Foreign exchange volatility	7%- 13%
Equity derivatives	16,636	13,254	Option model	Equity to equity correlation	49%- 84%
				Quanto correlation	( 10%)- 16%
				Equity volatility	2%- 66%
Credit derivatives	409	95	Credit Default model	Quanto correlation	18%- 30%
Financial assets at fair value through profit or loss:
Debt instruments	739,914	—	Option model	Foreign exchange volatility	10%- 42%
			DCF model	Probability of default rate	0%- 30%
				Loss given default rate	25%- 100%
				Discount margin	5%- 9%
			Net asset value (2)	—	—
Equity instruments	79,230	—	Market multiples	Price/Book value multiple	1.2x
				Liquidity discount	20%
			DCF model	Probability of default rate	0%- 1%
				Loss given default rate	40%
			See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	525,869	—	Market multiples	Price/Book value multiple	0.3 x- 3.5 x
				Liquidity discount	20%
			See note (3) below	—	—
Financial liabilities designated at fair value through profit or loss	—	125,042	Option model	Equity to equity correlation	42%- 84%
				Interest rate to interest rate correlation	26%- 27%
				Quanto correlation	( 10%)- 49%
				Equity volatility	16%- 39%
			Credit Default model	Quanto correlation	18%- 30%
Others (4)	—	(5,227)	Option model	Interest rate to interest rate correlation	26%- 99%
				Quanto correlation	( 8%)- 49%
				Equity volatility	26%- 28%
				Foreign exchange volatility	7%- 42%
			Credit Default model	Quanto correlation	18%- 30%

(1)	Valuation techniques and unobservable inputs for insignificant Level 3 financial assets and liabilities are excluded.
(2)	The Group has determined that the net asset value represents fair values of certain investment funds.
(3)
Fair values of certain equity instruments such as unlisted stocks are estimated on the basis of an analysis of the investee’s financial position and results, risk profile, prospects and other factors. A range of key inputs is not provided in these tables as it is not practical to do so given the nature of such valuation techniques.

(4)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Sensitivity Analysis
The fair value of certain financial assets and liabilities is measured using valuation techniques based on inputs such as prices and rates that are not observable in the market. The following tables present the impact of the valuation sensitivity, if these inputs fluctuate to the extent deemed reasonable and the volatility of such inputs has a significant impact on the fair value. Qualitative information about sensitivity to changes in significant unobservable inputs is consistent with those described in Note 44 “Fair Value of Financial Assets and Liabilities” of the Group’s consolidated financial statements for the fiscal year ended March 31, 2024.

	At September 30, 2024
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes

	(In millions)
Financial instruments—net:
Trading assets:
Debt instruments	¥40,802	¥2,391	¥2,394	¥—	¥—
Derivative financial instruments—net:
Interest rate derivatives—net	(2,203)	129	118	—	—
Currency derivatives—net	(1,099)	2	2	—	—
Equity derivatives—net	8,219	3,746	3,688	—	—
Credit derivatives—net	257	10	10	—	—
Financial assets at fair value through profit or loss:
Debt instruments	784,167	269	1,818	—	—
Equity instruments	81,951	145	277	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	542,273	—	—	18,053	18,053
Financial liabilities designated at fair value through profit or loss (1)	(134,155)	261	267	—	—
Others (1)(2) —liabilities:	7,026	33	33	—	—

	At March 31, 2024
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes

	(In millions)
Financial instruments—net:
Derivative financial instruments—net:
Interest rate derivatives—net	¥(2,656)	¥31	¥31	¥—	¥—
Currency derivatives—net	(923)	3	3	—	—
Equity derivatives—net	3,382	3,393	3,399	—	—
Credit derivatives—net	314	11	11	—	—
Financial assets at fair value through profit or loss:
Debt instruments	739,914	243	2,224	—	—
Equity instruments	79,230	197	363	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	525,869	—	—	19,211	19,211
Financial liabilities designated at fair value through profit or loss (1)	(125,042)	305	315	—	—
Others (1)(2) —liabilities:	5,227	34	34	—	—

(1)
As part of risk management, the Group enters into transactions to offset the profit or loss of certain financial instruments, including embedded derivatives. Sensitivity of embedded derivatives related to these transactions is presented as derivative financial instruments or financial assets at fair value through profit or loss, according to the presentation of the financial instruments arising from these transactions.

(2)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Financial Assets and Liabilities Not Carried at Fair Value
The table below presents the carrying amounts and fair values of financial assets and liabilities not carried at fair value on the Group’s consolidated statements of financial position at September 30, 2024 and March 31, 2024. It does not include the carrying amounts and fair values of financial assets and liabilities whose carrying amounts are reasonable approximations of fair values.

		At September 30, 2024		At March 31, 2024
	Notes	Carrying amount	Fair value	Carrying amount	Fair value

	(In millions)
Financial assets:
Investment securities:
Debt instruments at amortized cost	a	¥352,863	¥350,257	¥316,392	¥315,077
Loans and advances	b	118,780,427	121,453,188	121,716,465	124,143,634
Other financial assets	b	7,036,770	7,033,750	7,509,528	7,506,752

Financial liabilities:
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	c	¥124,923,559	¥124,922,249	¥130,910,884	¥130,907,582
Other deposits	c	53,585,399	53,596,814	51,186,435	51,192,932
Borrowings	c	16,115,513	16,023,494	15,684,515	15,639,123
Debt securities in issue	c	13,147,317	13,731,385	14,075,084	14,184,095
Other financial liabilities	c	10,911,680	10,911,508	10,523,048	10,522,900

Notes:

a.	The fair values of debt instruments at amortized cost are determined using quoted prices in active markets or observable inputs other than quoted prices in active markets.
b.	(i)	The carrying amounts of loans with no specified repayment dates represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Short-term financial assets: The carrying amounts represent a reasonable estimate of fair value.
	(iii)	Long-term financial assets: Except for impaired loans and advances, the fair values are mostly determined using discounted cash flow models taking into account certain factors including counterparties’ credit ratings, pledged collateral, and market interest rates. The fair values of impaired loans and advances are generally determined by discounting the estimated future cash flows over the time period they are expected to be recovered, and may be based on the appraisal value of underlying collateral as appropriate.
c.	Note that some of the financial liabilities in this category include embedded derivatives, which are separately accounted for, but presented together with the host contract.
	(i)	The carrying amounts of demand deposits and deposits without maturity represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Short-term financial liabilities: The carrying amounts represent a reasonable estimate of fair value.
	(iii)	Long-term financial liabilities: The fair values are, in principle, based on the present values of future cash flows calculated using the funding costs for the remaining maturities. The fair values of debt securities in issue are based on a price quoted by a third party, such as a pricing service or broker, or the present values of future cash flows calculated using the rate derived from yields of bonds issued by SMFG, SMBC and other subsidiaries and publicly offered subordinated bonds published by securities firms.
	(iv)	The carrying amounts and fair values of lease liabilities are not included in this table.